Income taxes - Reconciliation of the effective tax rate to the statutory rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Statutory rate (as a percent)	31.10%	31.10%	31.10%
Loss before tax	€ (20,697)	€ (11,648)	€ (5,462)
Taxes on the basis of the Company's domestic tax rate	6,445	3,623	1,701
Tax rate effect of foreign tax jurisdictions	412	406	228
Non-deductible expenses	(441)	(105)	(78)
Current year losses for which no deferred tax assets were recognized	(6,416)	(3,528)	(1,842)
Tax income related to prior years	(157)		4
Other effects	(1)	(86)	(27)
Income tax (expenses)/ benefit	€ (158)	€ 310	€ (14)
Domestic tax rate
Income Tax Disclosure [Line Items]
Corporate income tax rate (as a percent)	15.00%
Solidarity surcharge (as a percent)	5.50%
Trade tax rate (as a percent)	15.30%